Commitments and Contingencies (Details Narrative)	12 Months Ended
Dec. 31, 2022 t
Minimum [Member]
Loss Contingencies [Line Items]
Derivative, Nonmonetary Notional Amount, Mass	80,100
Maximum [Member]
Loss Contingencies [Line Items]
Derivative, Nonmonetary Notional Amount, Mass	127,200